Nature of Operations	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements [Abstract]
Nature Of Operations

Note 1 – Nature of operations

Popular, Inc. (the “Corporation”) is a diversified, publicly owned financial holding company subject to the supervision and regulation of the Board of Governors of the Federal Reserve System. The Corporation has operations in Puerto Rico, the United States and the Caribbean. In Puerto Rico, the Corporation provides commercial and retail banking services, including mortgage loan originations, through its principal banking subsidiary, Banco Popular de Puerto Rico (“BPPR”), as well as investment banking, broker-dealer, auto and equipment leasing and financing, and insurance services through specialized subsidiaries. In the U.S. mainland, the Corporation operates Banco Popular North America (“BPNA”), including its wholly-owned subsidiary E-LOAN. BPNA focuses efforts and resources on the core community banking business. BPNA operates branches in New York, California, Illinois, New Jersey and Florida. E-LOAN markets deposit accounts under its name for the benefit of BPNA. The BPNA branches operate under the name of Popular Community Bank. Note 42 to the consolidated financial statements presents information about the Corporation's business segments.

Effective December 31, 2012, Popular Mortgage, which was a wholly-owned subsidiary of BPPR prior to that date, was merged with and into BPPR as part of an internal reorganization. The Corporation's mortgage origination business continues to be conducted under the brand name Popular Mortgage.

On April 30, 2010, BPPR entered into a purchase and assumption agreement with the Federal Deposit Insurance Corporation (the “FDIC”) to acquire certain assets and assume certain deposits and liabilities of Westernbank Puerto Rico (“Westernbank”), a Puerto Rico state-chartered bank headquartered in Mayaguez, Puerto Rico (the “Westernbank FDIC-assisted transaction”). Westernbank was a wholly-owned commercial bank subsidiary of W Holding Company, Inc. and operated in Puerto Rico. Refer to Note 11 – FDIC loss share assets and true-up payment obligation, to these consolidated financial statements for detailed information on this business combination.